BENEFIT PLANS	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
BENEFIT PLANS
BENEFIT PLANS

Defined Contribution Plans

The DENTSPLY Employee Stock Ownership Plan (“ESOP”) and 401(k) plans are designed to have contribution allocations of eligible compensation, with a targeted 3% going into the ESOP in Company stock and a targeted 3% going into the 401(k) as a non-elective contribution in cash. The Company sponsors an employee 401(k) savings plan for its U.S. workforce to which enrolled participants may contribute up to Internal Revenue Service defined limits. The ESOP is a non-contributory defined contribution plan that covers substantially all of the U.S. based non-union employees of the Company. All future ESOP allocations will come from a combination of forfeited shares and shares acquired in the open market. The share allocation will be accounted at fair value at the point of allocation, which is normally year-end. In addition to these plans, the Company also maintains various other U.S. and non-U.S. defined contribution and non-qualified deferred compensation plans. The annual expense, net of forfeitures, were $25.4 million, $25.8 million and $26.1 million for 2014, 2013 and 2012, respectively.

Defined Benefit Plans

The Company maintains a number of separate contributory and non-contributory qualified defined benefit pension plans for certain union and salaried employee groups in the United States. Pension benefits for salaried plans are based on salary and years of service; hourly plans are based on negotiated benefits and years of service. Annual contributions to the pension plans are sufficient to satisfy minimum funding requirements. Pension plan assets are held in trust and consist mainly of common stock and fixed income investments. The Company’s funding policy for its U.S. plans is to make contributions that are necessary to maintain the plans on a sound actuarial basis and to meet the minimum funding standards prescribed by law. The Company may, at its discretion, contribute amounts in excess of the minimum required contribution.

In addition to the U.S. plans, the Company maintains defined benefit pension plans for certain employees in Austria, France, Germany, Italy, Japan, the Netherlands, Norway, Sweden, Switzerland and Taiwan. These plans provide benefits based upon age, years of service and remuneration. Other foreign plans are not significant individually or in the aggregate. Substantially all of the German and Sweden plans are unfunded book reserve plans. Most employees and retirees outside the U.S. are covered by government health plans.

Defined Benefit Pension Plan Assets

The primary investment strategy is to ensure that the assets of the plans, along with anticipated future contributions, will be invested in order that the benefit entitlements of employees, pensioners and beneficiaries covered under the plan can be met when due with high probability. Pension plan assets consist mainly of common stock and fixed income investments. The target allocations for defined benefit plan assets are 30% to 65% equity securities, 30% to 65% fixed income securities, 0% to 15% real estate, and 0% to 25% in all other types of investments.  Equity securities include investments in companies located both in and outside the U.S.  Equity securities do not include common stock of the Company. Fixed income securities include corporate bonds of companies from diversified industries, government bonds, mortgage notes and pledge letters. Other types of investments include investments in mutual funds, common trusts, insurance contracts, hedge funds and real estate. These plan assets are not recorded on the Company’s Consolidated Balance Sheet as they are held in trust or other off-balance sheet investment vehicles.

The defined benefit pension plan assets in the U.S. are held in trust and the investment policies of the plans are generally to invest the plans assets in equities and fixed income investments.  The objective is to achieve a long-term rate of return in excess of 4% while at the same time mitigating the impact of investment risk associated with investment categories that are expected to yield greater than average returns.   In accordance with the investment policies of the U.S. plans, the plans assets were invested in the following investment categories: interest-bearing cash, registered investment companies (e.g. mutual funds), common/collective trusts, master trust investment accounts and insurance company general accounts.  The investment objective is for assets to be invested in a manner consistent with the fiduciary standards of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The defined benefit pension plan assets maintained in Austria, France, Germany, Japan, Norway, the Netherlands, Switzerland and Taiwan all have separate investment policies but generally have an objective to achieve a long-term rate of return in excess of 4% while at the same time mitigating the impact of investment risk associated with investment categories that are expected to yield greater than average returns.  In accordance with the investment policies for the plans outside the U.S., the plans’ assets were invested in the following investment categories: interest-bearing cash, U.S. and foreign equities, foreign fixed income securities (primarily corporate and government bonds), insurance company contracts, real estate and hedge funds.

Postemployment Healthcare

The Company sponsors postemployment healthcare plans that cover certain union and salaried employee groups in the U.S. and is contributory, with retiree contributions adjusted annually to limit the Company’s contribution for participants who retired after June 1, 1985. The plans for postemployment healthcare have no plan assets. The Company also sponsors unfunded non-contributory postemployment medical plans for a limited number of union employees and their spouses and retirees of a discontinued operation.

Reconciliations of changes in the defined benefit and postemployment healthcare plans’ benefit obligations, fair value of assets and statement of funded status are as follows:

			Other Postemployment
	Pension Benefits		Benefits
	December 31,		December 31,
(in thousands)	2014	2013	2014	2013

Change in Benefit Obligation
Benefit obligation at beginning of year	$359,416	$355,766	$11,936	$14,218
Service cost	13,982	14,863	249	234
Interest cost	11,104	9,901	530	464
Participant contributions	3,984	3,968	467	515
Actuarial losses (gains)	114,412	(20,727)	1,444	(2,708)
Plan amendments	71	—	—	11
Acquisitions/Divestitures	—	30	—	—
Effect of exchange rate changes	(54,376)	8,248	—	—
Other	2,582	(524)	—	—
Plan curtailments and settlements	(292)	(1,669)	—	—
Benefits paid	(14,008)	(10,440)	(712)	(798)
Benefit obligation at end of year	$436,875	$359,416	$13,914	$11,936

Change in Plan Assets
Fair value of plan assets at beginning of year	$143,165	$124,884	$—	$—
Actual return on assets	13,560	9,658	—	—
Effect of exchange rate changes	(14,825)	2,377	—	—
Employer contributions	11,658	12,718	245	283
Participant contributions	3,984	3,968	467	515
Benefits paid	(14,008)	(10,440)	(712)	(798)
Fair value of plan assets at end of year	$143,534	$143,165	$—	$—

Funded status at end of year	$(293,341)	$(216,251)	$(13,914)	$(11,936)

The amounts recognized in the accompanying Consolidated Balance Sheets, net of tax effects, are as follows:

		Pension Benefits		Other Postemployment Benefits
	Location On The	December 31,		December 31,
(in thousands)	Consolidated Balance Sheet	2014	2013	2014	2013

Other noncurrent assets, net	Other noncurrent assets, net	$12	$23	$—	$—
Deferred tax asset	Other noncurrent assets, net	43,067	19,618	1,162	605
Total assets		$43,079	$19,641	$1,162	$605

Current liabilities	Accrued liabilities	(4,916)	(5,097)	(627)	(491)
Other noncurrent liabilities	Other noncurrent liabilities	(288,437)	(211,177)	(13,287)	(11,445)
Deferred tax liability	Deferred income taxes	(546)	(644)	—	—
Total liabilities		$(293,899)	$(216,918)	$(13,914)	$(11,936)

Accumulated other comprehensive income	Accumulated other comprehensive loss	111,725	48,957	1,848	961
Net amount recognized		$(139,095)	$(148,320)	$(10,904)	$(10,370)

Amounts recognized in AOCI consist of:

			Other Postemployment
	Pension Benefits		Benefits
	December 31,		December 31,
(in thousands)	2014	2013	2014	2013

Net actuarial loss	$156,447	$70,615	$3,002	$1,557
Net prior service cost	(2,201)	(2,684)	8	9
Before tax AOCI	$154,246	$67,931	$3,010	$1,566
Less: Deferred taxes	42,521	18,974	1,162	605
Net of tax AOCI	$111,725	$48,957	$1,848	$961

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

	December 31,
(in thousands)	2014	2013

Projected benefit obligation	$435,124	$357,459
Accumulated benefit obligation	397,159	330,215
Fair value of plan assets	141,771	141,186

Components of net periodic benefit cost:

	Pension Benefits			Other Postemployment Benefits
(in thousands)	2014	2013	2012	2014	2013	2012

Service cost	$13,982	$14,863	$12,178	$249	$234	$195
Interest cost	11,104	9,901	10,600	530	464	490
Expected return on plan assets	(5,402)	(4,998)	(4,727)	—	—	—
Amortization of prior service (credit) cost	(126)	(133)	(138)	1	2	—
Amortization of net actuarial loss	2,775	5,150	1,995	—	303	264
Curtailment and settlement loss (gains)	74	(1,600)	(303)	—	—	—
Net periodic benefit cost	$22,407	$23,183	$19,605	$780	$1,003	$949

Other changes in plan assets and benefit obligations recognized in AOCI:

	Pension Benefits			Other Postemployment Benefits
(in thousands)	2014	2013	2012	2014	2013	2012

Net actuarial loss (gain)	$88,607	$(23,364)	$55,662	$1,445	$(2,709)	$1,601
Net prior service cost (credit)	357	(37)	(161)	—	11	—
Amortization	(2,649)	(5,017)	(1,857)	(1)	(305)	(264)
Total recognized in AOCI	$86,315	$(28,418)	$53,644	$1,444	$(3,003)	$1,337
Total recognized in net periodic benefit cost and AOCI	$108,722	$(5,235)	$73,249	$2,224	$(2,000)	$2,286

The estimated net loss, prior service cost and transition obligation for the defined benefit plans that will be amortized from AOCI into net periodic benefit cost over the next fiscal year are $8.2 million. There will be an immaterial amount of estimated net loss and prior service credit for the other postemployment plans that will be amortized from AOCI into net periodic benefit cost over the next fiscal year.

The amounts in AOCI that are expected to be amortized as net expense (income) during fiscal year 2015 are as follows:

(in thousands)	Pension Benefits	Other Postemployment Benefits

Amount of net prior service (credit) cost	$(129)	$2
Amount of net loss	8,331	168

The weighted average assumptions used to determine benefit obligations for the Company’s plans, principally in foreign locations, at December 31, 2014, 2013 and 2012 are as follows:

	Pension Benefits			Other Postemployment Benefits
	2014	2013	2012	2014	2013	2012

Discount rate	1.8%	3.2%	2.8%	4.3%	4.8%	3.5%
Rate of compensation increase	2.6%	2.7%	2.7%	n/a	n/a	n/a
Health care cost trend pre 65	n/a	n/a	n/a	8.0%	8.5%	8.0%
Health care cost trend post 65	n/a	n/a	n/a	7.0%	7.5%	8.0%
Ultimate health care cost trend	n/a	n/a	n/a	5.0%	5.0%	5.0%
Years until trend is reached pre 65	n/a	n/a	n/a	8.0	8.0	7.0
Years until ultimate trend is reached post 65	n/a	n/a	n/a	7.0	8.0	7.0

The weighted average assumptions used to determine net periodic benefit cost for the Company’s plans, principally in foreign locations, for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Pension Benefits			Other Postemployment Benefits
	2014	2013	2012	2014	2013	2012

Discount rate	3.2%	2.8%	4.0%	4.8%	3.5%	4.0%
Expected return on plan assets	3.8%	4.3%	4.1%	n/a	n/a	n/a
Rate of compensation increase	2.7%	2.7%	2.8%	n/a	n/a	n/a
Health care cost trend	n/a	n/a	n/a	8.5%	8.5%	8.0%
Ultimate health care cost trend	n/a	n/a	n/a	5.0%	5.0%	5.0%
Years until ultimate trend is reached	n/a	n/a	n/a	8.0	8.0	7.0

Measurement Date	12/31/2014	12/31/2013	12/31/2012	12/31/2014	12/31/2013	12/31/2012

To develop the assumptions for the expected long-term rate of return on assets, the Company considered the current level of expected returns on risk free investments (primarily U.S. government bonds), the historical level of the risk premium associated with the other asset classes in which the assets are invested and the expectations for future returns of each asset class.  The expected return for each asset class was then weighted based on the target asset allocations to develop the assumptions for the expected long-term rate of return on assets.

Assumed health care cost trend rates have an impact on the amounts reported for postemployment benefits. An ongoing one percentage point change in assumed healthcare cost trend rates would have had the following effects for the year ended December 31, 2014:

	Other Postemployment Benefits
(in thousands)	1% Increase	1% Decrease

Effect on total of service and interest cost components	$229	$(169)
Effect on postemployment benefit obligation	2,680	(2,058)

Fair Value Measurements of Plan Assets

The fair value of the Company’s pension plan assets at December 31, 2014 is presented in the table below by asset category. Approximately 81% of the total plan assets are categorized as Level 1, and therefore, the values assigned to these pension assets are based on quoted prices available in active markets.  For the other category levels, a description of the valuation is provided in Note 1, Significant Accounting Policies, under the “Fair Value Measurement” heading.

	December 31, 2014
(in thousands)	Total	Level 1	Level 2	Level 3

Assets Category
Cash and cash equivalents	$9,613	$9,613	$—	$—
Equity securities:
U. S.	1,065	1,065	—	—
International	38,090	38,090	—	—
Fixed income securities:
Fixed rate bonds (a)	53,427	53,427	—	—
Other types of investments:
Mutual funds (b)	3,783	3,783	—	—
Real estate mutual funds	10,311	10,311	—	—
Common trusts (c)	9,542	—	9,542	—
Insurance contracts	15,518	—	3,615	11,903
Hedge funds	1,847	—	—	1,847
Real estate	338	—	—	338
Total	$143,534	$116,289	$13,157	$14,088

	December 31, 2013
(in thousands)	Total	Level 1	Level 2	Level 3

Assets Category
Cash and cash equivalents	$15,231	$15,231	$—	$—
Equity securities:
U. S.	929	929	—	—
International	37,904	37,904	—	—
Fixed income securities:
Fixed rate bonds (a)	51,066	51,066	—	—
Other types of investments:
Mutual funds (b)	3,367	3,367	—	—
Real estate mutual funds	8,906	8,906	—	—
Common trusts (c)	10,100	—	6,802	3,298
Insurance contracts	13,240	—	3,739	9,501
Hedge funds	2,046	—	—	2,046
Real estate	376	—	—	376
Total	$143,165	$117,403	$10,541	$15,221

(a)	This category includes fixed income securities invested primarily in Swiss bonds, foreign bonds denominated in Swiss francs, foreign currency bonds, mortgage notes and pledged letters.

(b)
This category includes mutual funds balanced between moderate-income generation and moderate capital appreciation with investment allocations of approximately 50% equities and 50% fixed income investments.

(c)	This category includes common/collective funds with investments in approximately 65% equities and 35% in fixed income investments.

The following table provides a reconciliation from December 31, 2013 to December 31, 2014 for the plans assets categorized as Level 3. During the year ended December 31, 2014, $3.4 million assets were transferred in or out of the Level 3 category.

	Changes within Level 3 Category for
	Year Ended December 31, 2014
(in thousands)	Common Trust	Insurance Contracts	Hedge Funds	Real Estate	Total

Balance at December 31, 2013	$3,298	$9,501	$2,046	$376	$15,221
Actual return on plan assets:
Relating to assets still held at the reporting date	—	3,382	11	—	3,393
Relating to assets sold during the period	169	—	—	—	169
Purchases, sales and settlements, net	(83)	652	—	—	569
Transfers in and/or (out)	(3,384)	—	—	—	(3,384)
Effect of exchange rate changes	—	(1,632)	(210)	(38)	(1,880)
Balance at December 31, 2014	$—	$11,903	$1,847	$338	$14,088

The following tables provide a reconciliation from December 31, 2012 to December 31, 2013 for the plans assets categorized as Level 3.  No assets were transferred in or out of the Level 3 category during the year ended December 31, 2013.

	Changes within Level 3 Category for
	Year Ended December 31, 2013
(in thousands)	Common Trust	Insurance Contracts	Hedge Funds	Real Estate	Total

Balance at December 31, 2012	$2,708	$8,334	$1,311	$367	$12,720
Actual return on plan assets:
Relating to assets still held at the reporting date	409	421	82	—	912
Relating to assets sold during the period	99	—	—	—	99
Purchases, sales and settlements, net	82	637	596	—	1,315
Effect of exchange rate changes	—	109	57	9	175
Balance at December 31, 2013	$3,298	$9,501	$2,046	$376	$15,221

Fair values for Level 3 assets are determined as follows:

Common Trusts and Hedge Funds:  The investments are valued using the net asset value provided by the administrator of the trust or fund, which is based on the fair value of the underlying securities.

Real Estate:  Investment is stated by its appraised value.

Insurance Contracts: The value of the asset represents the mathematical reserve of the insurance policies and is calculated by the insurance firms using their own assumptions.

Cash Flows

In 2015, the Company expects to make contributions and direct benefit payments of $11.4 million to its defined benefit pension plans and $0.6 million to its postemployment medical plans.

Estimated Future Benefit Payments

(in thousands)	Pension Benefits	Other Postemployment Benefits

2015	$9,885	$641
2016	10,477	624
2017	10,211	616
2018	13,069	627
2019	13,444	597
2020-2024	75,590	2,800

The above table reflects the total employer contributions and benefits expected to be paid from the plan and does not include the participants’ share of the cost.